OFI Global Asset Management, Inc.

225 Liberty Street, 11th Floor

New York, New York 10281-1008

December 2, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC, 20549

Re: Oppenheimer Multi-State Municipal Trust
Oppenheimer Rochester New Jersey Municipal Fund (the "Registrant")
File Nos. 33-30198; 811-05867

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 25, 2014.

Sincerely,

/s/ Carolyn Liu-Hartman

Carolyn Liu-Hartman

Assistant Vice President & Assistant Counsel

212.323.5905

cliuhartman@ofiglobal.com

cc:	Kramer Levin Naftalis & Frankel LLP
KPMG LLP
Edward Gizzi, Esq.
Gloria LaFond